Share-based payments - ESP Option Activity (Details) - ESP	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance, outstanding (in shares)	1,039,030	1,073,212
Contributions (in shares)	671,911	610,657
Dividends credited (in shares)	56,926	49,299
Vested (in shares)	(501,089)	(553,837)
Forfeited (in shares)	(146,352)	(140,301)
Ending balance, outstanding (in shares)	1,120,426	1,039,030
Weighted average fair value at measurement date, other equity instruments granted | $	$ 55	$ 60